Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Notes [Abstract]
Convertible Notes

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Convertible notes	-	11,165
Less: Deferred finance costs	-	(9)
Less: Change in fair value of conversion option	-	(323)
Total	-	10,833
Less – current portion	-	(10,833)
Long-term portion	-	-